PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (CONDENSED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Condensed Financial Statements, Captions [Line Items]
Revenues	$ 219,711	$ 240,047	$ 395,338
Gross profit	191,451	193,655	231,740
General and administrative expenses	99,442	129,224	129,719
Operating loss	24,865	9,794	19,141
Foreign exchange gain (loss)	154	(598)	15
Interest income	9,038	10,202	11,052
Interest expenses	(25,402)	(21,174)	(16,153)
Change in fair value of securities	861	761	2,421
Investment income, net	2,644	6,816	6,692
Impairment on investments			(2,768)
Income (loss) before income taxes	(32,975)	(160,407)	19,381
Income tax expenses	9,544	18,989	(18,352)
Net income (loss)	(10,250)	(114,909)	21,704
Other comprehensive income (loss), net of tax
Foreign currency translation adjustments	(26,703)	(46,648)	56,571
Unrealized gain on available-for-sale securities	861	1,493	163,272
Amounts reclassified from accumulated other comprehensive income	861	1,493	2,736
Gain (loss) on intra- entity foreign transactions of long-term-investment nature	497	(3,034)	1,872
Separation of real estate information, analytics and marketplace services business	20,853
Other Comprehensive Income (Loss), before Tax	(22,534)	(49,682)	268,545
Income tax expense related to components of other comprehensive income			(49,566)
Other comprehensive income (loss), net of tax	(22,534)	(49,682)	218,979
Comprehensive income (loss)	(32,784)	(164,591)	240,683
Parent Company
Condensed Financial Statements, Captions [Line Items]
General and administrative expenses	26,317	9,348	998
Operating loss	(26,317)	(9,348)	(998)
Equity in profits (losses) of subsidiaries, PRC Domestic Entities and PRC Domestic Entities' subsidiaries	34,397	(85,190)	27,339
Foreign exchange gain (loss)	(3,998)	7	211
Interest income	65	73	196
Interest expenses	(8,978)	(7,700)	(7,233)
Change in fair value of securities	(6,043)	(14,904)	2,736
Investment income, net	625	2,151	2,221
Impairment on investments			(2,768)
Income (loss) before income taxes	(10,249)	(114,911)	21,704
Net income (loss)	(10,249)	(114,911)	21,704
Other comprehensive income (loss), net of tax
Foreign currency translation adjustments	(26,703)	(46,648)	56,571
Unrealized gain on available-for-sale securities	861	1,493	14,575
Amounts reclassified from accumulated other comprehensive income	(861)	(1,493)	(2,736)
Other comprehensive income recorded by subsidiaries, PRC Domestic Entities and PRC Domestic Entities' subsidiaries			198,263
Gain (loss) on intra- entity foreign transactions of long-term-investment nature	497
Separation of real estate information, analytics and marketplace services business	3,672	(3,034)	1,872
Other Comprehensive Income (Loss), before Tax	(22,534)	(49,682)	268,545
Income tax expense related to components of other comprehensive income			(49,566)
Other comprehensive income (loss), net of tax	(22,534)	(49,682)	218,979
Comprehensive income (loss)	$ (32,783)	$ (164,593)	$ 240,683